Provision for Employee Benefits	12 Months Ended
Dec. 31, 2025
Provision for Employee Benefits [Abstract]
PROVISION FOR EMPLOYEE BENEFITS
15.	PROVISION FOR EMPLOYEE BENEFITS

Prior to March 30, 2022, the Company had a retired benefit plan (“Plan A”), another plan (“Plan B”) was established in 2022, both plans are based on the requirements of the Thailand Labor Protection Act B.E.2541 (1998) (Revised 2019) to provide retirement benefits to employees based on pensionable remuneration and length of service which are considered as unfunded. The plan asset is unfunded and the Company will pay benefits when needed. The Company expected contributions of $644,321 to the plan for the next annual reporting period.

According to IAS 19 (Revised 2017), the use of Projected Unit Credit (PUC) Cost Method is required in order to determine the actuarial liability based on past service and expected future salary. Thus, the actuarially acceptable assumptions on salary scale are needed. Actuarial assumptions on other components of the benefit formulas are also required to measure the obligation such as demographic assumptions and financial assumptions. All of these assumptions are important because they are directly related to a possibility of actuarial gains and losses. Moreover, the obligations are measured on a discounted basis because they may be settled many years after the employees render the related service.

The following assumptions have been adopted for Plan A’s actuarial valuation:

Demographic Assumptions:

1.	Mortality Table (Annual Death Rate): Male and Female Thai Mortality Ordinary Tables of 2017 (TMO 2017) which is the latest mortality table from the Office of Insurance Commission in Thailand.

2.	Annual Disability Rate: 5% of the Male and Female TMO 2017.

3.	Annual Voluntary Resignation: Age related rates as follows.

Age Group (Years)	Annual Voluntarily Resignation Rate of Direct Cost Staff	Annual Voluntarily Resignation Rate of Indirect Cost Staff
Below 31	14%	21%
31-40	7%	14%
41-50	5%	9%
Above 50	0%	0%

Financial Assumptions:

1.	Discount Rate: Single weighted average discount rate is 1.85% per year based on the zero coupon yield rate of government bonds in Thailand from the Thai Bond Market Association (Thai BMA) as of December 31, 2025. Duration (or single weighted average remaining time to retire) is 12.17 years.

2.	Salary Increase Rate: 2.00% per year. The projected salary is calculated at the time of retirement or forced resignation.

3.	Taxes payable by the plan: The contributions are not a tax-deductible expense according to the Revenue Department in Thailand so there are no taxes payable by the plan

Movement in the present value of Plan A’s retired benefit obligation:

	As of December 31,
	2025	2024
Defined benefit obligations at January 1,	$5,527,788	$4,910,067
Benefits paid during the year	(661,346)	(443,213)
Current service costs	613,356	519,077
Interest	102,313	114,422
Past service cost and gain on settlement	36,119	79,935
Actuarial loss	361,992	352,577
Exchange differences	511,691	(5,077)
Defined benefit obligations at December 31,	$6,491,913	$5,527,788

The following table presents the sensitivity analysis for each significant actuarial assumption with a variation of 1.0% in the assumptions as of the end of the reporting period:

For the year ended December 31, 2025

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$5,911,032	$(580,882)	-8.95	-1	$7,171,409	$679,495	10.47
Salary Increase Rate	1	6,943,004	451,090	6.95	-1	6,100,759	(391,154)	-6.03
Turnover Rate	1	6,212,256	(279,657)	-4.31	-1	6,598,498	106,584	1.64
Life Expectancy	+1 Year	6,508,466	16,552	0.26	-1 Year	6,475,487	(16,427)	-0.25

For the year ended December 31, 2024

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$5,070,154	$(457,634)	-8.28	-1	$6,060,911	$533,123	9.64
Salary Increase Rate	1	5,879,873	352,086	6.37	-1	5,221,419	(306,369)	-5.54
Turnover Rate	1	5,319,429	(208,359)	-3.77	-1	5,601,164	73,376	1.33
Life Expectancy	+1 Year	5,540,629	12,841	0.23	-1 Year	5,515,047	(12,741)	-0.23

Maturity profile of the defined benefit obligation as of December 31, 2025 and 2024, are as follow:

	As of December 31,
Year	2025	2024
Within 1 Year	$429,062	$513,751
2 Year	363,409	259,610
3 Year	271,163	334,829
4 Year	297,712	249,094
5 Year	379,657	266,592
6 Year	539,542	367,826
7 Year	247,946	595,721
8 Year	202,051	227,444
9 Year	413,574	198,420
10 Year	429,953	379,742
11-25 Years	15,934,027	14,197,001
>25 Years	9,104,575	8,227,099

The following assumptions have been adopted for Plan B’s actuarial valuation:

Demographic Assumptions:

1.	Mortality Table (Annual Death Rate): Male and Female Thai Mortality Ordinary Tables of 2017 (TMO 2017) which is the latest mortality table from the Office of Insurance Commission in Thailand.

2.	Annual Disability Rate: 5% of the Male and Female TMO 2017.

3.	Annual Voluntary Resignation: Age related rates as of December 31, 2025 and 2024 as follows.

	As of December 31,
Age Group (Years)	2025	2024
Below 31	21%	22%
31-40	14%	15%
41-50	9%	12%
Above 50	0%	0%

Financial Assumptions:

1.	Discount Rate: Single weighted average discount rate is 2.5% per year based on the zero coupon yield rate of government bonds in Thailand from the Thai Bond Market Association (Thai BMA) as of December 31, 2025. Duration (or single weighted average remaining time to retire) is 26.02 years.

2.	Salary Increase Rate: 2.0% per year. The projected salary is calculated at the time of retirement or forced resignation.

3.	Taxes payable by the plan: The contributions are not a tax-deductible expense according to the Revenue Department in Thailand so there are no taxes payable by the plan

Movement in the present value of Plan B’s retired benefit obligation:

	As of December 31,
	2025	2024
Defined benefit obligations at January 1,	$20,938	$25,915
Benefits paid during the year	-	(10,163)
Current service costs	695	5,079
Interest	24	399
Past service cost and loss on settlement	-	9,729
Actuarial gain	(20,967)	(9,805)
Exchange differences	1,074	(216)
Defined benefit obligations at December 31,	$1,764	$20,938

The following table presents the sensitivity analysis for each significant actuarial assumption with a variation of 1.0% in the assumptions as of the end of the reporting period:

For the year ended December 31, 2025

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$1,483	$(281)	-15.91	-1	$2,113	349	19.78
Salary Increase Rate	1	1,995	231	13.10	-1	1,578	(186)	-10.54
Turnover Rate	1	1,559	(205)	-11.61	-1	1,947	183	10.40
Life Expectancy	+1 Year	1,770	6	0.33	-1 Year	1,758	(6)	-0.34

For the year ended December 31, 2024

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$18,348	$(2,590)	-12.37	-1	$24,001	3,063	14.63
Salary Increase Rate	1	23,546	2,608	12.46	-1	18,711	(2,227)	-10.63
Turnover Rate	1	19,029	(1,909)	-9.12	-1	22,192	1,254	5.99
Life Expectancy	+1 Year	20,992	54	0.26	-1 Year	20,884	(54)	-0.26

Maturity profile of the defined benefit obligation as of December 31, 2025 and 2024, are as follow:

	As of December 31,
Year	2025	2024
Within 10 Years	$-	$-
11-25 Years	42,794	220,881
>25 Years	108,776	203,717